PROPERTY AND EQUIPMENT, NET - Acquired under capital leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
At cost:
Capital leased assets, gross	¥ 2,681,468	¥ 1,312,454
Less: Accumulated depreciation	(141,948)	(64,151)
Capital leases, balance sheet, Assets by major class, net, total	2,539,520	1,248,303
Buildings
At cost:
Capital leased assets, gross	2,488,522	1,286,079
Buildings under construction
At cost:
Capital leased assets, gross	476,489	313,721
Data center equipment
At cost:
Capital leased assets, gross	192,946	26,375
Data center equipment under construction
At cost:
Capital leased assets, gross	¥ 180,228	¥ 0